Financial Instruments and Risk Management (Currency Contracts) (Details) $ in Millions, $ in Millions, $ in Millions		12 Months Ended
	Jan. 07, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 $ / $	Dec. 31, 2019 $ / $
Disclosure of detailed information about hedged items [line items]
Gains (losses) on change in fair value of derivatives	$ 3.9
Collars and Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Financial assets, at fair value					$ 3.3
Financial liabilities, at fair value			$ 4.7
Gains (losses) on change in fair value of derivatives		$ 1.5	$ (3.9)
2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Notional amount				$ 177.0		$ 1,005.0
Bottom of range [member] | 2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument							1957.00%	131.00%
Top of range [member] | 2019 [member] | Collars [Member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument							2212.00%	135.00%